SUBSEQUENT EVENTS (Details Narrative)			12 Months Ended
	Mar. 22, 2026 shares $ / shares	Jan. 28, 2026 shares $ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Number of stock options expired			1,210,000	116,000	250,000
Share options [member] | Non adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Number of stock options expired	1,800,000	150,000
Exercise price of stock options | $ / shares	$ 0.25	$ 0.19